Earnings Per Share (Schedule of Computation of Basic and Diluted Earnings Per Share) (Details) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Earnings per share [abstract]
Net income (loss) attributed to owners of the Company		€ (6,115)	€ (209)	[1]	€ 8,340	[1]
Weighted average ordinary shares outstanding	[2]	10,675,757	10,677,700		10,715,634
Dilutive effect:
Stock options and warrants					42,736
Diluted weighted average ordinary shares Outstanding		10,675,757	10,677,700		10,758,370
Basic profit (loss) per share from continuing operations		€ (0.57)	€ (0.02)		€ 0.78
Diluted profit (loss) per share from continuing operations		€ (0.57)	€ (0.02)		€ 0.78
Amount of dilutive stock options and warrants		€ 3,198	€ 2,953

[1]	Please refer to note 2C for functional and presentation currency.
[2]	Net of treasury shares.